CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2018 CNY (¥) shares
Accounts receivable, allowance	¥ 7,772	¥ 0
Accounts payable	94,295	63,602
Amounts due to related parties	110,038	157,295
Accrued expenses and other current liabilities	615,082	335,857
Short term loan	50,000	49,840
Income tax payable	93,479	53,598
Current portion of deferred revenue		965,152
Contract liabilities	1,529,137
Refund liabilities	20,259
Deferred tax liabilities, net	53,689	17,067
Other non-current liabilities due to related parties	21,736
Other non-current liabilities	¥ 10,654	¥ 12,471
Share capital, issued (in shares) | shares	120,585,274	127,250,000
Share capital, outstanding (in shares) | shares	120,585,274	127,250,000
VIE
Accounts payable	¥ 32,842	¥ 37,271
Amounts due to related parties	76,117	142,068
Accrued expenses and other current liabilities	364,734	289,388
Short term loan	0	0
Income tax payable	50,968	23,886
Current portion of deferred revenue	0	936,615
Contract liabilities	1,157,774	0
Refund liabilities	19,132	0
Deferred tax liabilities, net	35,895	14,452
Other non-current liabilities due to related parties	21,736	0
Other non-current liabilities	¥ 7,621	¥ 7,817